Share capital, Treasury Share Movements and Share buy-back Costs (Details) £ / shares in Units, £ in Millions, $ in Millions				12 Months Ended			18 Months Ended
	Apr. 29, 2019 USD ($) £ / $ shares	Apr. 29, 2019 GBP (£) £ / $ shares	Aug. 31, 2017 USD ($) £ / $ shares	Oct. 31, 2019 USD ($) shares	Oct. 31, 2019 USD ($) £ / shares shares	Apr. 30, 2017 USD ($) shares	Oct. 31, 2018 USD ($) shares	Oct. 31, 2018 USD ($) £ / shares shares	Oct. 31, 2019 £ / shares	Apr. 29, 2019 £ / shares	Aug. 31, 2017 £ / shares
Share buy-back [Abstract]
Number of treasury shares held (in shares)				30,200,905	30,200,905	0	9,858,205	9,858,205
Share Buy Back Costs [Abstract]
Share buy-back cost | $				$ 710.0		$ 7.7
Return on Investment to Share Holders [Abstract]
Average share price (in pounds per share) | £ / shares					£ 14.61			£ 13.82
Return value to share holders	$ 1,800.0	£ 1,389.7	$ 500.0
Shares issued to satisfy option awards (in shares)	413,784,754	413,784,754	229,799,802
Redemption of shares (in shares)	413,784,754	413,784,754	229,799,802
Nominal value per share (in pounds per share) | £ / shares									£ 1,963.00	£ 335.89	£ 168
Increase in the capital redemption reserve | $				(1,800.0)			$ (500.0)
Return of value effected through an issue and redemption of B shares	$ 1,800.0	£ 1,389.7	$ 500.0
Net transaction costs of foreign exchange contract | $	$ 1.0			99.6	£ 99.6		70.0	£ 70.0
Share consolidation ratio | £ / $	0.8296	0.8296	0.9263
Amount transferred to capital redemption reserve | $	$ 18.7		$ 2.9
Reserves Other [Member]
Return on Investment to Share Holders [Abstract]
Increase in the capital redemption reserve | $				0.0			156.7
Capital Redemption Reserves [Member]
Return on Investment to Share Holders [Abstract]
Increase in the capital redemption reserve | $	$ 1,800.0		500.0	1,800.0			500.0
Merger Reserve [Member]
Return on Investment to Share Holders [Abstract]
Increase in the capital redemption reserve | $			(343.3)	$ (1,800.0)			(343.3)
Treasury Shares [member]
Share buy-back [Abstract]
Number of shares buy-back (in shares)				39,018,259
Shares utilized to satisfy option awards (in shares)				(4,804,817)
Share reorganization (in shares)				(4,012,537)
Number of treasury shares held (in shares)				30,200,905	30,200,905
Share Buy Back Costs [Abstract]
Share buy-back cost | $				$ 710.0
Expenses amount | $				6.4
Share buy-back costs, net | $				$ 716.4
Treasury Shares [member] | London Stock Exchange [Member]
Share buy-back [Abstract]
Number of shares buy-back (in shares)				34,334,578
Treasury Shares [member] | New York Stock Exchange [Member]
Share buy-back [Abstract]
Number of shares buy-back (in shares)				4,683,681
Share Premium [Member]
Share Buy Back Costs [Abstract]
Share buy-back cost | $						0.0
Return on Investment to Share Holders [Abstract]
Increase in the capital redemption reserve | $			$ (156.7)	$ 0.0		$ 0.0	$ (156.7)
Share Buy-back Program 2018 [Member] | Treasury Shares [member]
Share buy-back [Abstract]
Number of shares buy-back (in shares)				29,160,054
Shares utilized to satisfy option awards (in shares)				(4,804,817)
Share reorganization (in shares)				(4,012,537)
Number of treasury shares held (in shares)				20,342,700	20,342,700
Share Buy Back Costs [Abstract]
Share buy-back cost | $				$ 538.8
Expenses amount | $				5.9
Share buy-back costs, net | $				$ 544.7
Share Buy-back Program 2018 [Member] | Treasury Shares [member] | London Stock Exchange [Member]
Share buy-back [Abstract]
Number of shares buy-back (in shares)				25,766,919
Share Buy-back Program 2018 [Member] | Treasury Shares [member] | New York Stock Exchange [Member]
Share buy-back [Abstract]
Number of shares buy-back (in shares)				3,393,135
Share Buy-back Program 2019 [Member] | Treasury Shares [member]
Share buy-back [Abstract]
Number of shares buy-back (in shares)							9,858,205
Shares utilized to satisfy option awards (in shares)							0
Share reorganization (in shares)							0
Number of treasury shares held (in shares)							9,858,205	9,858,205
Share Buy Back Costs [Abstract]
Share buy-back cost | $							$ 171.2
Expenses amount | $							0.5
Share buy-back costs, net | $							$ 171.7
Share Buy-back Program 2019 [Member] | Treasury Shares [member] | London Stock Exchange [Member]
Share buy-back [Abstract]
Number of shares buy-back (in shares)							8,567,659
Share Buy-back Program 2019 [Member] | Treasury Shares [member] | New York Stock Exchange [Member]
Share buy-back [Abstract]
Number of shares buy-back (in shares)							1,290,546